UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2008

Check here if Amendment    [ ];      Amendment Number:
         This Amendment (Check only one.):  [  ] is a restatement
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Loeb Offshore Management, LLC
Address:          61 Broadway
                  New York, New York  10006

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signingthe report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Hampson
Title:            Chief Financial Officer and Senior Vice President
Phone:            212 483-7086

Signature, Place and Date of Signing:

/s/ David Hampson
New York,  NY
August 14, 2008

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number                        Name
28-06940                                    Loeb Arbitrage Management, LLC